UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck VIP Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.4%
Brazil: 8.1%
267,000	BB Seguridade Participacoes SA	$3,512,368
293,000	BR Malls Participacoes SA	2,313,835
330,000	Estacio Participacoes SA	3,429,762
52,700	Guararapes Confeccoes SA	2,196,058
110,000	Valid Solucoes SA	1,721,173
		13,173,196
China / Hong Kong: 25.6%
19,200	Baidu, Inc. (ADR) *	4,190,016
1,555,000	Baoxin Auto Group Ltd. #	1,163,418
2,226,608	Beijing Capital International Airport Co. Ltd. #	1,697,949
1,277,000	Beijing Urban Construction Design & Development Group Co. Ltd. * Reg S 144A	891,368
1,976,000	Boer Power Holdings Ltd. #	2,685,391
857,400	Brilliance China Automotive Holdings Ltd.	1,492,888
2,698,969	China Animal Healthcare Ltd. #	2,088,747
2,578,000	China Hongqiao Group Ltd. #	1,948,858
7,440,000	China Huishan Dairy Holdings Co. Ltd. #	1,642,788
90,800	China Lodging Group Ltd. (ADR) *	2,339,916
1,180,000	China Medical System Holdings Ltd. #	2,020,333
2,548,000	China Minsheng Banking Corp. Ltd. #	2,331,137
777,000	China Singyes Solar Technologies Holdings Ltd. #	1,377,572
2,251,000	China South City Holdings Ltd. #	1,045,612
917,000	China Vanke Co. Ltd. * #	1,602,876
211,000	Galaxy Entertainment Group Ltd. #	1,225,071
395,000	Great Wall Motor Co. Ltd. #	1,530,800
44,000	Hollysys Automation Technologies Ltd. (USD) *	989,560
2,858,000	Sinotrans Ltd. #	2,074,165
648,000	Techtronic Industries Co. #	1,872,750
137,000	Tencent Holdings Ltd. #	2,035,228
2,592,000	Wasion Group Holdings Ltd. #	2,383,824
327,000	Zhuzhou CSR Times Electric Co. Ltd. #	1,264,891
		41,895,158
India: 13.1%
440,000	Axis Bank Ltd.	2,697,992
458,232	DEN Networks Ltd. * #	1,090,299
231,700	Glenmark Pharmaceuticals Ltd.	2,691,036
1,023,000	Jammu & Kashmir Bank Ltd. #	2,334,583
225,000	Motherson Sumi Systems Ltd. #	1,435,056
83,400	Persistent Systems Ltd.	1,910,800
275,827	Phoenix Mills Ltd. #	1,496,965
137,000	Strides Arcolab Ltd.	1,579,404
103,100	Tech Mahindra Ltd. #	4,137,603
233,000	Yes Bank Ltd. #	2,090,222
		21,463,960
Indonesia: 1.2%
1,650,000	Bank Rakyat Indonesia Tbk PT #	1,410,526
360,200	Matahari Department Store Tbk PT #	479,815
		1,890,341
Israel: 0.0%
182,500	Queenco Leisure International Ltd. (GDR) * # § Reg S	55,087
Kazakhstan: 0.8%
119,000	Halyk Savings Bank of Kazakhstan JSC (GDR) Reg S	1,365,840
Malaysia: 1.3%
1,655,000	SapuraKencana Petroleum Bhd #	2,078,042
Mexico: 0.4%
205,000	Credito Real SAB de CV	580,023
Netherlands: 0.6%
80,000	Nostrum Oil & Gas Plc (GBP) *	979,175
Nigeria: 1.6%
11,890,000	Guaranty Trust Bank Plc #	2,148,163
84,672	Nestle Nigeria Plc	543,379
		2,691,542
Panama: 1.4%
20,600	Copa Holdings SA (Class A) (USD)	2,210,174
Peru: 1.8%
18,800	Credicorp Ltd. (USD)	2,883,732
Philippines: 1.8%
9,640,000	Megaworld Corp. #	1,079,131
1,374,000	Robinsons Retail Holdings, Inc. #	1,936,187
		3,015,318
Russia: 2.7%
13,200	Magnit OJSC #	3,271,114
42,000	Mail.ru Group Ltd. (GDR) * Reg S	1,180,620
		4,451,734
Singapore: 2.2%
2,517,760	Ezion Holdings Ltd. #	3,566,575
South Africa: 3.6%
104,100	Aspen Pharmacare Holdings Ltd. #	3,099,533
26,000	Naspers Ltd. #	2,847,610
		5,947,143
South Korea: 3.2%
7,516	CJ O Shopping Co. Ltd. #	2,290,666
7,160	Hyundai Mobis Co. Ltd. #	1,743,112
21,000	i-SENS, Inc. * #	1,130,228
		5,164,006
Switzerland: 1.5%
447,000	Glencore Xstrata Plc (GBP) #	2,475,637
Taiwan: 9.5%
2,133,000	Advanced Semiconductor Engineering, Inc. #	2,491,459
337,630	Chailease Holding Co. Ltd. #	819,030
600,000	CHC Healthcare Group #	1,350,657
42,000	Largan Precision Co. Ltd. #	3,004,807
154,400	MediaTek, Inc. #	2,286,617
237,000	Poya Co. Ltd. #	1,480,678
198,220	Sinmag Equipment Corp. #	1,159,954
732,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	2,914,185
		15,507,387
Thailand: 1.6%
48,000	Kasikornbank PCL #	347,173
320,000	Kasikornbank PCL (NVDR) #	2,314,486
		2,661,659
Turkey: 2.2%
84,000	BIM Birlesik Magazalar AS #	1,758,558
2,261,000	Turkiye Sinai Kalkinma Bankasi AS #	1,905,537
		3,664,095
United Arab Emirates: 0.7%
74,200	Al Noor Hospitals Group Plc (GBP)	1,224,546
United Kingdom: 4.4%
507,000	Afren Plc * #	851,022
28,000	Bank of Georgia Holdings Plc #	1,112,145
69,000	Hikma Pharmaceuticals Plc #	1,933,056
1,235,312	Hirco Plc * # §	0
124,000	International Personal Finance Plc #	978,114
1,295,474	Raven Russia Ltd. * #	1,356,397
488,424	Volga Gas Plc	910,580
		7,141,314
United States: 2.1%
20,000	First Cash Financial Services, Inc. *	1,119,600
703,900	Samsonite International SA (HKD) #	2,259,938
		3,379,538
Total Common Stocks (Cost: $130,321,938)		149,465,222
PREFERRED STOCK: 1.2%
Colombia: 1.2% (Cost: $2,069,746)
139,000	Banco Davivienda SA	2,001,605
REAL ESTATE INVESTMENT TRUST: 1.2% (Cost: $1,938,749)
Mexico: 1.2%
839,800	TF Administradora Industrial, S de RL de CV	1,850,243
WARRANTS: 3.1%
Luxembourg: 3.1%
40,458	Deutsche Bank AG, London Branch aXess 12/01/14 Warrants (USD 0.00, expiring 12/01/14) * # (a)	1,106,135
245,000	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	3,999,961
Total Warrants (Cost: $3,385,851)		5,106,096
MONEY MARKET FUND: 2.4% (Cost: $3,909,731)
3,909,731	AIM Treasury Portfolio - Institutional Class	3,909,731
Total Investments: 99.3% (Cost: $141,626,015)		162,332,897
Other assets less liabilities: 0.7%		1,143,638
NET ASSETS: 100.0%		$163,476,535

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $109,617,473 which represents 67.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $55,087 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $891,368, or 0.5% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	182,500	$3,490,971	$55,087	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	18.5%	$30,039,059
Consumer Staples	5.6	9,152,026
Energy	5.2	8,385,394
Financials	29.3	47,588,664
Health Care	10.6	17,117,540
Industrials	8.7	14,191,269
Information Technology	17.0	27,524,719
Materials	2.7	4,424,495
Money Market Fund	2.4	3,909,731
	100.0%	$162,332,897

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$13,173,196	$—	$—	$13,173,196
China / Hong Kong	9,903,748	31,991,410	—	41,895,158
India	8,879,232	12,584,728	—	21,463,960
Indonesia	—	1,890,341	—	1,890,341
Israel	—	—	55,087	55,087
Kazakhstan	1,365,840	—	—	1,365,840
Malaysia	—	2,078,042	—	2,078,042
Mexico	580,023	—	—	580,023
Netherlands	979,175	—	—	979,175
Nigeria	543,379	2,148,163	—	2,691,542
Panama	2,210,174	—	—	2,210,174
Peru	2,883,732	—	—	2,883,732
Philippines	—	3,015,318	—	3,015,318
Russia	1,180,620	3,271,114	—	4,451,734
Singapore	—	3,566,575	—	3,566,575
South Africa	—	5,947,143	—	5,947,143
South Korea	—	5,164,006	—	5,164,006
Switzerland	—	2,475,637	—	2,475,637
Taiwan	—	15,507,387	—	15,507,387
Thailand	—	2,661,659	—	2,661,659
Turkey	—	3,664,095	—	3,664,095
United Arab Emirates	1,224,546	—	—	1,224,546
United Kingdom	910,580	6,230,734	—	7,141,314
United States	1,119,600	2,259,938	—	3,379,538
Preferred Stock *	2,001,605	—	—	2,001,605
Real Estate Investment Trust *	1,850,243	—	—	1,850,243
Warrants *	—	5,106,096	—	5,106,096
Money Market Fund	3,909,731	—	—	3,909,731
Total	$52,715,424	$109,562,386	$55,087	$162,332,897

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $1,060,842 and transfers from Level 2 to Level 1 were $8,845,361. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Israel	United Kingdom
Balance as of December 31, 2013	$87,243	$235,156
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(32,156)	(235,156)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2014	$55,087	$0

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $142,629,728 and net unrealized appreciation aggregated $19,703,169 of which $29,258,738 related to appreciated securities and $9,555,569 related to depreciated securities.

VAN ECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.1%
Australia: 7.1%
125,000	Evolution Mining Ltd. #	$75,586
256,768	Gold Road Resources Ltd. *	67,444
123,000	Gold Road Resources Ltd. *	32,308
176,000	Gryphon Minerals Ltd. * #	20,753
21,000	Newcrest Mining Ltd. * #	192,990
14,000	OceanaGold Corp. (CAD) *	28,876
97,000	Papillon Resources Ltd. * #	130,692
		548,649
Canada: 70.7%
6,537	Agnico-Eagle Mines Ltd.	189,056
6,000	Agnico-Eagle Mines Ltd. (USD)	174,180
9,000	Alamos Gold, Inc.	71,762
5,000	Alamos Gold, Inc. (USD)	39,800
49,000	Argonaut Gold, Inc. *	171,508
29,000	Asanko Gold, Inc. *	60,074
17,000	Asanko Gold, Inc. (USD) *	35,530
78,000	AuRico Gold, Inc. (USD)	272,220
67,000	B2Gold Corp. *	136,399
126,000	B2Gold Corp. (USD) *	255,780
24,000	Bear Creek Mining Corp. *	39,645
26,000	Belo Sun Mining Corp. *	4,527
21,000	Castle Mountain Mining Co. Ltd. *	8,438
40,000	Continental Gold Ltd. *	103,576
21,000	Corvus Gold, Inc. (USD) *	16,941
12,000	Eastmain Resources, Inc. *	2,625
78,000	Eldorado Gold Corp. (USD)	525,720
9,000	Fortuna Silver Mines, Inc. (USD) *	36,540
8,000	Franco-Nevada Corp. (USD)	391,040
12,000	Gold Canyon Resources, Inc. *	2,572
17,000	Goldcorp, Inc. (USD)	391,510
38,000	Guyana Goldfields, Inc. *	87,540
47,000	Klondex Mines Ltd. *	75,119
4,000	MAG Silver Corp. (USD) *	29,800
2,500	New Gold, Inc. *	12,657
86,500	New Gold, Inc. (USD) *	436,825
78,000	Orezone Gold Corp. *	48,056
10,000	Osisko Gold Royalties Ltd. *	126,613
25,000	Premier Gold Mines Ltd. *	58,931
6,000	Pretium Resources, Inc. *	31,341
10,000	Pretium Resources, Inc. (USD) *	52,000
19,000	Primero Mining Corp. (USD) *	92,150
6,000	Probe Mines Ltd. *	11,733
85,625	Rio Alto Mining Ltd. *	204,133
58,000	Romarco Minerals, Inc. *	37,805
77,900	Roxgold, Inc. *	52,863
6,000	Rubicon Minerals Corp. *	8,143
31,000	Rubicon Minerals Corp. (USD) *	42,470
42,000	Sabina Gold & Silver Corp. *	20,626
26,000	Semafo, Inc. *	91,468
17,000	Silver Wheaton Corp. (USD)	338,810
4,500	Sulliden Mining Capital, Inc. *	2,009
56,914	Timmins Gold Corp. *	71,654
137,000	Torex Gold Resources, Inc. *	179,820
23,823	Yamana Gold, Inc.	142,944
45,000	Yamana Gold, Inc. (USD)	270,000
		5,454,953
Mexico: 1.9%
12,000	Fresnillo Plc (GBP) #	147,177
South Africa: 1.1%
7,000	AngloGold Ashanti Ltd. (ADR) *	84,000
United Kingdom: 7.7%
66,200	Amara Mining Plc * #	21,336
45,000	Lydian International Ltd. (CAD) *	33,350
8,000	Randgold Resources Ltd. (ADR)	540,720
		595,406
United States: 9.6%
13,000	Midway Gold Corp. *	13,520
6,000	Royal Gold, Inc.	389,640
16,700	Tahoe Resources, Inc. (CAD) *	339,830
		742,990
Total Common Stocks (Cost: $8,431,457)		7,573,175
MONEY MARKET FUND: 6.7% (Cost: $521,782)
521,782	AIM Treasury Portfolio - Institutional Class	521,782
Total Investments: 104.8% (Cost: $8,953,239)		8,094,957
Liabilities in excess of other assets: (4.8)%		(371,899)
NET ASSETS: 100.0%		$7,723,058

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $588,534 which represents 7.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.3%	$23,251
Gold	80.8	6,540,994
Precious Metals & Minerals	7.5	603,780
Silver	5.0	405,150
Money Market Fund	6.4	521,782
	100.0%	$8,094,957

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$128,628	$420,021	$—	$548,649
Canada	5,454,953	—	—	5,454,953
Mexico	—	147,177	—	147,177
South Africa	84,000	—	—	84,000
United Kingdom	574,070	21,336	—	595,406
United States	742,990	—	—	742,990
Money Market Fund	521,782	—	—	521,782
Total	$7,506,423	$588,534	$—	$8,094,957

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Consolidated Schedule of Investments

VAN ECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Consolidated Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $9,059,395 and net unrealized depreciation aggregated $964,438 of which $265,988 related to appreciated securities and $1,230,426 related to depreciated securities.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.4%
Bermuda: 3.4%
83,000	Golar LNG Ltd. (USD)	$5,511,200
456,900	Nabors Industries Ltd. (USD)	10,399,044
		15,910,244
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 10.7%
26,322	Agnico-Eagle Mines Ltd.	761,257
67,900	Agrium, Inc. (USD)	6,043,100
277,900	Barrick Gold Corp. (USD)	4,074,014
782,700	Eldorado Gold Corp. (USD)	5,275,398
754,300	First Quantum Minerals Ltd.	14,561,334
436,900	Goldcorp, Inc. (USD)	10,061,807
449,019	Kinross Gold Corp. (USD) *	1,481,763
796,300	New Gold, Inc. (USD) *	4,021,315
36,150	Osisko Gold Royalties Ltd. *	457,705
97,016	Yamana Gold, Inc.	582,122
523,600	Yamana Gold, Inc. (USD)	3,141,600
		50,461,415
Kuwait: 1.9%
3,890,609	Kuwait Energy Plc * # § ø	8,933,208
Monaco: 0.3%
164,000	Scorpio Tankers, Inc. (USD)	1,362,840
Norway: 0.6%
99,200	SeaDrill Ltd. #	2,650,465
Switzerland: 5.7%
4,339,165	Glencore Xstrata Plc (GBP) #	24,031,765
126,300	Noble Corp. Plc (USD)	2,806,386
		26,838,151
United Kingdom: 3.5%
3,064,600	Afren Plc * #	5,144,065
142,100	Genel Energy Plc * #	1,932,543
838,520	Ophir Energy Plc * #	3,109,594
96,400	Randgold Resources Ltd. (ADR)	6,515,676
		16,701,878
United States: 68.3%
170,300	Anadarko Petroleum Corp.	17,275,232
75,500	Apache Corp.	7,087,185
70,300	Archer-Daniels-Midland Co.	3,592,330
151,700	Atwood Oceanics, Inc. *	6,627,773
142,900	Cameron International Corp. *	9,485,702
18,800	CARBO Ceramics, Inc.	1,113,524
142,600	Cimarex Energy Co.	18,043,178
119,000	Cloud Peak Energy, Inc. *	1,501,780
138,300	Commercial Metals Co.	2,360,781
144,250	Concho Resources, Inc. *	18,087,507
442,900	Consol Energy, Inc.	16,768,194
49,500	Cummins, Inc.	6,533,010
101,500	Diamondback Energy, Inc. *	7,590,170
81,000	Dril-Quip, Inc. *	7,241,400
136,300	EOG Resources, Inc.	13,496,426
303,000	Freeport-McMoRan Copper & Gold, Inc.	9,892,950
96,300	Gulfport Energy Corp. *	5,142,420
296,500	Halliburton Co.	19,127,215
152,800	HollyFrontier Corp.	6,674,304
90,300	Laredo Petroleum, Inc. *	2,023,623
409,300	Louisiana-Pacific Corp. *	5,562,387
335,600	Marathon Oil Corp.	12,615,204
107,800	Marathon Petroleum Corp.	9,127,426
145,700	National Oilwell Varco, Inc.	11,087,770
86,250	Newfield Exploration Co. *	3,197,288
36,375	NOW, Inc. *	1,106,164
42,133	Paragon Offshore Plc *	259,118
114,100	Parsley Energy, Inc. *	2,433,753
278,500	Peabody Energy Corp.	3,447,830
114,300	Phillips 66	9,293,733
88,500	Pioneer Natural Resources Co.	17,431,845
72,900	Royal Gold, Inc.	4,734,126
189,400	Schlumberger Ltd.	19,260,086
184,300	SM Energy Co.	14,375,400
192,500	Steel Dynamics, Inc.	4,352,425
263,500	Superior Energy Services, Inc.	8,661,245
114,400	Tesoro Corp.	6,976,112
155,100	United States Steel Corp.	6,075,267
29,600	Westmoreland Coal Co. *	1,107,336
		320,769,219
Total Common Stocks (Cost: $371,296,159)		443,627,420
WARRANTS: 0.0% (Cost: $0)
United States: 0.0%
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	0
MONEY MARKET FUND: 5.0% (Cost: $23,403,925)
23,403,925	AIM Treasury Portfolio - Institutional Class	23,403,925
Total Investments: 99.4% (Cost: $394,700,084)		467,031,345
Other assets less liabilities: 0.6%		2,628,223
NET ASSETS: 100.0%		$469,659,568

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,801,640 which represents 9.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $8,933,208 which represents 1.9% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $8,933,208, or 1.9% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$8,933,208	1.9%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	0.8%	$3,592,330
Energy	68.2	318,409,124
Industrials	1.6	7,639,174
Materials	24.4	113,986,792
Money Market Fund	5.0	23,403,925
	100.0%	$467,031,345

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$15,910,244	$—	$—	$15,910,244
Brazil	—	—	—	—
Canada	50,461,415	—	—	50,461,415
Kuwait	—	—	8,933,208	8,933,208
Monaco	1,362,840	—	—	1,362,840
Norway	—	2,650,465	—	2,650,465
Switzerland	2,806,386	24,031,765	—	26,838,151
United Kingdom	6,515,676	10,186,202	—	16,701,878
United States	320,769,219	—	—	320,769,219
Warrants
United States	—	—	—	—
Money Market Fund	23,403,925	—	—	23,403,925
Total	$421,229,705	$36,868,432	$8,933,208	$467,031,345

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2013	$174,535	$10,996,311
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(174,535)	(2,063,103)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2014	$0	$8,933,208

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014:

	Value as of September 30, 2014	Valuation Technique	Unobservable Input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	8,933,208	Market comparable companies	Production Multiple	45.0	x	Increase
			Reserve multiple	11.0	x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $396,676,030 and net unrealized appreciation aggregated $70,355,315 of which $107,140,196 related to appreciated securities and $36,784,881 related to depreciated securities.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 84.0%
1,107	iShares Russell 2000 Growth ETF	$143,566
350	iShares Russell 2000 Value ETF	32,746
1,900	iShares Short Treasury Bond ETF	209,475
2,248	SPDR S&P 500 ETF Trust	442,901
Total Exchange Traded Funds (Cost: $844,782) (a)		828,688

Principal Amount
SHORT-TERM INVESTMENTS: 15.8%
Government Obligations: 10.2% (Cost: $99,997)(a)
	United States Treasury Bill
$100,000	0.01%,01/08/15	99,997

Number of Shares
Money Market Fund: 5.6% (Cost: $55,580)
55,580	AIM Treasury Portfolio - Institutional Class	55,580
Total Short-term Investments: 15.8% (Cost: $155,577)		155,577
Total Investments: 99.8% (Cost: $1,000,359)		984,265
Other assets less liabilities: 0.2%		1,988
NET ASSETS: 100.0%		$986,253
SECURITIES SOLD SHORT: (10.5)%
Exchange Traded Fund: (10.5)%
(2,289)	Consumer Staples Select Sector SPDR Fund	(103,257)
Total Securities Sold Short (Proceeds: $(104,138))		$(103,257)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $928,685.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	84.2%	$828,688
Government	10.2	99,997
Money Market Fund	5.6	55,580
	100.0%	$984,265

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$828,688	$—	$—	$828,688
Short-term Investments	55,580	99,997	—	155,577
Total	$884,268	$99,997	$—	$984,265

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(103,257)	$—	$—	$(103,257)

See Notes to Schedule of Investments

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $1,000,359 and net unrealized depreciation aggregated $16,094 all of which related to depreciated securities.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 39.0%
Automobiles & Components: 0.6%
125	Byd Co. Ltd. (HKD)	$830
551	General Motors Co.	17,599
186	Hyundai Motor Co. (KRW) #	33,512
38	Icahn Enterprises LP	4,022
1,500	Zhejiang Shibao Co. Ltd. (HKD)	1,932
		57,895
Banks: 1.0%
500	China CITIC Bank Corp. Ltd. (HKD)	303
375	China Minsheng Banking Corp. Ltd. (HKD)	343
323	Credicorp Ltd.	49,545
7,413	Kasikornbank PCL (NVDR) (THB) #	53,616
		103,807
Capital Goods: 1.7%
186	Apogee Enterprises, Inc.	7,403
5,000	Beijing Jingcheng Machinery Electric Co. Ltd. (HKD) *	3,091
221	Colfax Corp. *	12,590
190	Danaher Corp.	14,436
208	EnPro Industries, Inc. *	12,590
376	Federal Signal Corp.	4,978
2,500	First Tractor Co. Ltd. (HKD)	1,742
440	Ingersoll-Rand Plc	24,798
1,500	Jingwei Textile Machinery (HKD)	1,516
5,000	Metallurgical Corp of China Ltd. (HKD)	1,372
56	Nordson Corp.	4,260
7,000	Northeast Electric Development Co. Ltd. (HKD) *	2,010
515	Quanta Services, Inc. *	18,689
4,000	Shanghai Electric Group Co. Ltd. (HKD)	2,128
4,500	Shenji Group Kunming Machine Tool Co. Ltd. (HKD) *	2,307
178	Stanley Black & Decker, Inc.	15,805
236	Tennant Co.	15,833
553	Trex Co., Inc. *	19,117
300	Xinjiang Goldwind Science & Technology Co. Ltd. (HKD)	515
350	Zhengzhou Coal Mining Machinery Group Co. Ltd. (HKD)	253
		165,433
Commercial & Professional Services: 0.8%
400	Dongjiang Environmental Co. Ltd. (HKD)	1,623
1,700	KAR Auction Services, Inc.	48,671
257	Mobile Mini, Inc.	8,987
651	The ADT Corp.	23,084
2,500	Tianjin Capital Environmental Protection Group Co. Ltd. (HKD)	1,809
		84,174
Consumer Durables & Apparel: 0.4%
900	Brookfield Residential Properties, Inc. *	17,001
27,336	Guinness Peat Group Plc *	12,697
250	Hisense Kelon Electrical Holdings Co. Ltd. (HKD) *	263
197	Skechers USA, Inc. *	10,502
56	Tempur-Pedic International, Inc. *	3,146
		43,609
Consumer Services: 1.3%
57	Ascent Capital Group, Inc. *	3,431
73	Burger King Worldwide, Inc.	2,165
4	Chipotle Mexican Grill, Inc. *	2,666
861	Pinnacle Entertainment, Inc. *	21,602
288	Royal Caribbean Cruises Ltd.	19,380
1,106	Service Corp. International	23,381
383	Sonic Corp. *	8,564
4,014	The Wendy’s Co.	33,156
706	Tropicana Entertainment, Inc. *	11,861
		126,206
Diversified Financials: 1.2%
1,464	Dundee Corp. *	22,162
2,042	Imperial Holdings, Inc. *	13,171
547	Leucadia National Corp.	13,040
773	NorthStar Asset Management Group, Inc. *	14,239
127	Oaktree Capital Group LLC	6,490
500	Onex Corp.	27,825
231	Partners Value Fund, Inc. *	6,288
69	Texas Pacific Land Trust (Royalty Trust)	13,278
		116,493
Energy: 7.4%
599	Anadarko Petroleum Corp.	60,763
37	C&J Energy Services, Inc. *	1,130
430	Cimarex Energy Co.	54,408
418	Concho Resources, Inc. *	52,413
1,283	Consol Energy, Inc.	48,574
486	Emerald Oil, Inc. *	2,989
518	EOG Resources, Inc.	51,292
31,920	Ezion Holdings Ltd. (SGD) #	45,217
3,002	Halcon Resources Corp. *	11,888
866	Halliburton Co.	55,866
1,444	Marathon Oil Corp.	54,280
1,922	Nabors Industries Ltd.	43,745
652	National Oilwell Varco, Inc.	49,617
428	Patterson-UTI Energy, Inc.	13,923
828	Penn Virginia Corp. *	10,524
500	PetroChina Co. Ltd. (Class-H) (HKD)	641
274	Pioneer Natural Resources Co.	53,970
524	Schlumberger Ltd.	53,286
2,000	Shandong Molong Petroleum Machinery Co. Ltd. (HKD) *	1,283
716	SM Energy Co.	55,848
20	TPT Acquisition, Inc. * # § ø	195
1,943	Triangle Petroleum Corp. *	21,392
1,500	Yanzhou Coal Mining Co. Ltd. (HKD)	1,231
		744,475
Food & Staples Retailing: 0.8%
2,615	J Sainsbury Plc (GBP)	10,634
791	Magnit OAO (GDR) Reg S	45,688
575	Safeway, Inc.	19,722
51	The Kroger Co.	2,652
		78,696
Food, Beverage & Tobacco: 1.0%
164,000	China Huishan Dairy Holdings Co. Ltd. (HKD) #	36,212
8	Crimson Wine Group Ltd. *	73
204	Molson Coors Brewing Co.	15,186
328	PepsiCo, Inc.	30,534
247	Pilgrim’s Pride Corp. *	7,548
664	Vector Group Ltd.	14,719
		104,272
Health Care Equipment & Services: 1.1%
681	Abaxis, Inc.	34,534
754	Abbott Laboratories	31,359
514	Air Methods Corp. *	28,553
1,033	Volcano Corp. *	10,991
		105,437
Insurance: 1.1%
1,272	Assured Guaranty Ltd.	28,188
3,700	BB Seguridade Participacoes SA	48,673
1,127	FNF Group	31,263
		108,124
Materials: 6.6%
3,500	Aluminum Corp of China Ltd. (HKD) *	1,424
118	Ashland, Inc.	12,284
11,800	AuRico Gold, Inc.	41,182
18,366	B2Gold Corp. *	37,283
1,875	BBMG Corp. (HKD)	1,299
3,000	China Molybdenum Co. Ltd. (Class H) (HKD)	1,827
8,500	Chongqing Iron & Steel Co. Ltd. (HKD) *	1,938
14,900	Continental Gold Ltd. (CAD) *	38,582
8,975	Eldorado Gold Corp.	60,491
8,100	Fortuna Silver Mines, Inc. (CAD) *	32,691
2,074	Goldcorp, Inc.	47,764
23,200	Guyana Goldfields, Inc. (CAD) *	53,445
766	Headwaters, Inc. *	9,606
235	Hi-Crush Partners LP	12,117
1,315	MAG Silver Corp. *	9,797
190	Martin Marietta Materials, Inc.	24,499
10,301	New Gold, Inc. *	52,020
923	Platform Specialty Products Corp. *	23,093
679	Randgold Resources Ltd. (ADR)	45,894
20,041	Rio Alto Mining Ltd. (CAD) *	47,778
3,250	Shandong Chenming Paper Holdings Ltd. (HKD)	1,565
10,000	Sinopec Shanghai Petrochemical Co. Ltd. (HKD)	3,297
655	SunCoke Energy, Inc. *	14,705
2,392	Tahoe Resources, Inc. *	48,558
301	The Dow Chemical Co.	15,784
190	US Silica Holdings, Inc.	11,877
2,203	Yamana Gold, Inc. (CAD)	13,219
7,000	Zijin Mining Group Ltd. (HKD)	1,704
		665,723
Media: 2.9%
999	CBS Corp.	53,446
386	DISH Network Corp. *	24,928
3,262	Gray Television, Inc. *	25,705
966	Liberty Media Corp. *	45,392
483	Liberty Media Corp. *	22,788
398	National CineMedia, Inc.	5,775
1,284	News Corp. *	20,993
781	Starz - Liberty Capital *	25,835
593	Tribune Co. *	39,019
408	Viacom, Inc.	31,392
		295,273
Pharmaceuticals, Biotechnology: 1.2%
323	BioMarin Pharmaceutical, Inc. *	23,308
1,227	GlaxoSmithKline PCL (GBP)	28,030
74	Johnson & Johnson	7,888
436	Mylan, Inc. *	19,834
478	Pfizer, Inc.	14,134
1,500	Shandong Xinhua Pharmaceutical Co. Ltd. (HKD)	906
611	Zoetis, Inc.	22,576
		116,676
Real Estate: 1.6%
5,500	Beijing North Star Co. Ltd. (HKD)	1,480
21,200	China Vanke Co. Ltd. (HKD) * #	37,057
3,200	Dream Unlimited Corp. *	37,532
539	The Howard Hughes Corp. *	80,850
		156,919
Retailing: 2.0%
544	ANN, Inc. *	22,375
920	FTD Cos, Inc. *	31,381
2,612	JC Penney Co., Inc. *	26,224
207	Lands’ End, Inc. *	8,512
1,583	Liberty Interactive Corp. *	45,147
233	PetSmart, Inc.	16,331
882	Rent-A-Center, Inc.	26,769
688	Sears Holdings Corp. *	17,358
283	Sears Hometown and Outlet Stores, Inc. *	4,387
262	The Finish Line, Inc.	6,558
		205,042
Semiconductor: 1.5%
290	Cabot Microelectronics Corp. *	12,020
4,092	Himax Technologies, Inc. (ADR)	41,534
1,861	RF Micro Devices, Inc. *	21,476
298	Skyworks Solutions, Inc.	17,299
2,129	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	42,963
1,639	Tower Semiconductor Ltd. *	16,669
		151,961
Software & Services: 1.3%
245	Baidu, Inc. (ADR) *	53,466
325	Euronet Worldwide, Inc. *	15,532
597	InterActiveCorp.	39,342
213	NICE Systems Ltd. (ADR)	8,688
236	Textura Corp. *	6,230
293	Xerox Corp.	3,876
		127,134
Technology Hardware & Equipment: 1.9%
1,228	CDC Corp. Escrow Receipt * # §	553
567	EchoStar Corp. *	27,647
4,143	Extreme Networks, Inc. *	19,845
1,086	Ingram Micro. Inc. *	28,030
833	Jabil Circuit, Inc.	16,802
1,500	Nanjing Panda Electronics Co. Ltd. (HKD)	1,569
331	OSI Systems, Inc. *	21,012
175	Riverbed Technology, Inc. *	3,245
342	Rogers Corp. *	18,728
33	Samsung Electronics Co. Ltd. (KRW) #	36,960
272	Super Micro Computer, Inc. *	8,002
23,336	Trident Microsystems, Inc. Escrow Receipt * # §	525
125	Viasat, Inc. *	6,890
		189,808
Telecommunication Services: 1.5%
245	FairPoint Communications, Inc. *	3,717
1,527	Globalstar, Inc. *	5,589
937	RingCentral, Inc. *	11,909
901	Telephone & Data Systems, Inc.	21,588
1,028	T-Mobile US, Inc. *	29,678
730	Verizon Communications, Inc.	36,493
1,765	Vivendi SA (EUR) *	42,621
		151,595
Transportation: 0.1%
500	Anhui Expressway Co. Ltd. (HKD)	305
1,875	China COSCO Holdings Co. Ltd. (HKD) *	778
2,750	China Shipping Container Lines Co. Ltd. (HKD) *	740
1,000	China Southern Airlines Co. Ltd. (HKD)	327
5,000	Dalian Port PDA Co. Ltd. (HKD)	1,648
117	Roadrunner Transportation Systems, Inc. *	2,666
3,000	Sichuan Expressway Co. Ltd. (HKD)	1,136
		7,600
Utilities: 0.0%
4,500	Datang International Power Generation Co. Ltd. (HKD)	2,347
Total Common Stocks (Cost: $3,937,956) (a)		3,908,699
REAL ESTATE INVESTMENT TRUSTS: 0.5%
Real Estate: 0.5%
1,213	FelCor Lodging Trust, Inc.	11,354
1,370	NorthStar Realty Finance Corp.	24,208
1,297	Winthrop Realty Trust	19,546
Total Real Estate Investment Trusts (Cost: $54,735) (a)		55,108

Principal Amount
CORPORATE BONDS: 4.5%
Basic Materials: 0.4%
	Momentive Performance Materials, Inc.
$51,000	11.50%,11/10/14 (c) (d)	1,020
	Royal Gold, Inc.
35,000	2.88%,06/15/19	36,487
		37,507
Consumer Durables & Apparel: 2.0%
	Brookfield Residential Properties, Inc.
23,000	6.50%,12/15/15 (c) 144A	23,977
	Chukchansi Economic Development Authority
24,851	10.25%,05/30/16 (c) 144A	17,520
	Claire’s Stores, Inc.
40,000	8.88%,03/15/15 (c)	33,400
	JC Penney Corp., Inc.
32,000	5.65%,06/01/20	27,040
	Logan’s Roadhouse, Inc.
39,000	10.75%,11/10/14 (c)	29,445
	Navistar International Corp.
10,000	8.25%,11/10/14 (c)	10,288
	Neebo, Inc.
42,600	15.00%,11/10/14 (c) 144A	44,517
	The Bon-Ton Department Stores, Inc.
20,000	10.63%,11/10/14 (c)	20,125
		206,312
Energy: 0.3%
	Chesapeake Energy Corp.
24,000	2.50%,05/15/17 (c) (p)	24,315
	Pengrowth Energy Corp.
CAD 5,000	6.25%,03/31/17	4,643
		28,958
Financials: 0.5%
	Banco Cruzeiro do Sul SA
$150,000	8.50%,02/20/15 (d) * Reg S #	39,750
	Nuveen Investments, Inc.
12,000	5.50%,09/15/15	12,420
		52,170
Food, Beverage & Tobacco: 0.2%
	Post Holdings, Inc.
23,000	7.38%,02/15/17 (c)	22,827
Industrial: 0.3%
	Tervita Corp.
28,000	10.88%,11/15/15 (c) 144A	28,105
Technology: 0.1%
	SunGard Data Systems, Inc.
10,000	6.63%,11/01/15 (c)	10,050
Telecommunication Services: 0.7%
	Alaska Communications Systems Group, Inc.
40,000	6.25%,05/01/18	32,400
	IAC/InterActiveCorp.
10,000	4.75%,12/15/17 (c)	9,650
	United States Cellular Corp.
21,000	6.70%,12/15/33	20,954
	WebMD Health Corp.
5,000	2.50%,01/31/18	5,069
		68,073
Total Corporate Bonds (Cost: $481,916) (a)		454,002

Number of Shares
CLOSED-END FUNDS: 2.7%
695	Avenue Income Credit Strategies Fund	11,676
1,722	Brookfield High Income Fund, Inc.	16,135
1,095	DoubleLine Income Solutions Fund	23,707
781	DoubleLine Opportunistic Credit Fund	18,432
587	First Trust Strategic High Income Fund II	9,034
1,319	JZ Capital Partners Ltd. (GBP)	9,066
1,033	LMP Corporate Loan Fund, Inc.	11,931
990	Nuveen Credit Strategies Income Fund	8,841
326	PCM Fund, Inc.	3,619
1,368	PIMCO Dynamic Credit Income Fund	30,739
1,380	PIMCO Dynamic Income Fund	43,553
997	PIMCO Income Opportunity Fund	27,507
1,158	PIMCO Income Strategy Fund	13,827
1,748	PIMCO Income Strategy Fund II	18,406
1,545	Western Asset High Income Opportunity Fund, Inc.	8,946
685	Western Asset Mortgage Defined Opportunity Fund, Inc.	16,467
Total Closed-End Funds (Cost: $278,217) (a)		271,886
EXCHANGE TRADED FUNDS: 7.7%
1,130	iShares Russell 2000 Growth ETF	146,550
888	iShares Russell 2000 Value ETF	83,081
2,751	SPDR S&P 500 ETF Trust	542,002
Total Exchange Traded Funds (Cost: $755,282) (a)		771,633
OPTIONS PURCHASED: 0.2%
1,000	Activision Blizzard, Inc. Call ($24, expiring 02/20/15)	460
3,600	iShares 20+ Year Treasury Bond ETF Put ($105, expiring 01/17/15)	1,206
1,400	iShares iBoxx $ High Yield Corporate Bond ETF Put ($90, expiring 10/18/14)	630
1,100	iShares Russell 2000 ETF Put ($110, expiring 10/18/14)	2,662
600	iShares Russell 2000 ETF Put ($109, expiring 11/22/14)	1,974
1,200	Lorillard, Inc. Call ($63, expiring 03/20/15)	1,740
600	Lorillard, Inc. Call ($60, expiring 03/20/15)	1,569
2,400	SPDR S&P 500 ETF Trust Put ($184, expiring 10/18/14)	816
1,100	SPDR S&P 500 ETF Trust Put ($196, expiring 11/22/14)	4,202
Total Options Purchased (Cost: $27,301)		15,259
MONEY MARKET FUND: 41.8% (Cost: $4,192,077)
4,192,077	AIM Treasury Portfolio - Institutional Class	4,192,077
Total Investments: 96.4% (Cost: $9,727,484)		9,668,664
Other assets less liabilities: 3.6%		360,059
NET ASSETS: 100.0%		$10,028,723
SECURITIES SOLD SHORT: (22.4)%
COMMON STOCKS: (2.9)%
Automobiles & Components: (0.1)%
(158)	Thor Industries, Inc.	(8,137)
Capital Goods: (0.5)%
(18)	Chart Industries, Inc. *	(1,100)
(73)	Deere & Co.	(5,985)
(37)	Fluor Corp.	(2,471)
(334)	Lennox International, Inc.	(25,675)
(29)	Lindsay Corp.	(2,168)
(184)	Regal-Beloit Corp.	(11,822)
(110)	Titan International, Inc.	(1,300)
		(50,521)
Commercial & Professional Services: (0.2)%
(226)	Clean Harbors, Inc. *	(12,186)
(397)	Interface, Inc.	(6,408)
		(18,594)
Consumer Durables & Apparel: (0.3)%
(170)	Carter’s, Inc.	(13,178)
(419)	Crocs, Inc. *	(5,271)
(325)	Steven Madden Ltd. *	(10,475)
		(28,924)
Diversified Financials: (0.2)%
(135)	Credit Acceptance Corp. *	(17,019)
Energy: (0.3)%
(100)	Emerge Energy Services LP	(11,530)
(110)	Pacific Ethanol, Inc. *	(1,536)
(92)	REX American Resources Corp. *	(6,705)
(611)	RPC, Inc.	(13,418)
		(33,189)
Health Care Equipment & Services: (0.1)%
(372)	Cynosure, Inc. *	(7,812)
(37)	IDEXX Laboratories, Inc. *	(4,360)
		(12,172)
Household & Personal Products: (0.0)%
(103)	Nu Skin Enterprises, Inc.	(4,507)
Materials: (0.1)%
(227)	Innophos Holdings, Inc.	(12,505)
Retailing: (0.3)%
(302)	Monro Muffler Brake, Inc.	(14,656)
(529)	Nutrisystem, Inc.	(8,131)
(74)	Tractor Supply Co.	(4,552)
		(27,339)
Semiconductor: (0.3)%
(4,025)	Applied Micro Circuits Corp. *	(28,175)
Software & Services: (0.1)%
(108)	Blucora, Inc. *	(1,646)
(683)	MoneyGram International, Inc. *	(8,565)
		(10,211)
Technology Hardware & Equipment: (0.4)%
(133)	Apple, Inc.	(13,400)
(1,106)	Harmonic, Inc. *	(7,012)
(111)	QUALCOMM, Inc.	(8,299)
(83)	SanDisk Corp.	(8,130)
		(36,841)
Total Common Stocks (Proceeds: $(297,797))		(288,134)

Principal Amount
CORPORATE BONDS: (0.3)% (Proceeds: $(31,388))
Software & Services: (0.3)%
	IAC/InterActiveCorp.
$(30,000)	4.88%,11/30/18 (c)	(30,450)

Number of Shares
EXCHANGE TRADED FUNDS: (19.2)%
(153)	Consumer Discretionary Select Sector SPDR Fund	(10,204)
(3,810)	Consumer Staples Select Sector SPDR Fund	(171,869)
(5,634)	Direxion Daily Emerging Markets Bull 3X Shares *	(151,329)
(207)	Energy Select Sector SPDR Fund	(18,758)
(739)	Industrial Select Sector SPDR Fund	(39,278)
(1,504)	iShares Barclays 20+ Year Treasury Bond Fund	(174,870)
(656)	iShares Russell 2000 ETF	(71,734)
(366)	iShares Silver Trust *	(5,984)
(23,238)	Market Vectors Gold Miners ETF ‡	(496,131)
(2,782)	Market Vectors Oil Services ETF ‡	(138,015)
(262)	Materials Select Sector SPDR Fund	(12,993)
(74)	Powershares QQQ Trust, Series 1	(7,310)
(504)	SPDR Barclays High Yield Bond ETF	(20,251)
(266)	SPDR S&P 500 ETF Trust	(52,407)
(153)	SPDR S&P MidCap 400 ETF Trust	(38,146)
(6,534)	SPDR S&P Oil & Gas Exploration & Production ETF	(449,735)
(1,768)	Technology Select Sector SPDR Fund	(70,561)
Total Exchange Traded Funds (Proceeds: $(2,141,549))		(1,929,575)
Total Securities Sold Short (Proceeds: $(2,470,734))		$(2,248,159)
WRITTEN OPTIONS: (0.5)%

(1,000)	Activision Blizzard, Inc. Put ($21, expiring 02/20/15)	$(1,570)
(1,400)	iShares iBoxx $ High Yield Corporate Bond ETF Put ($87, expiring 10/18/14)	(245)
(700)	iShares Russell 2000 ETF Put ($104, expiring 11/22/14)	(2,037)
(1,700)	iShares Russell 2000 ETF Put ($106, expiring 10/18/14)	(2,091)
(800)	iShares Russell 2000 ETF Put ($103, expiring 10/18/14)	(328)
(600)	Lorillard, Inc. Put ($53, expiring 03/20/15)	(750)
(1,200)	Lorillard, Inc. Put ($50, expiring 03/20/15)	(1,008)
(800)	S&P500 EMINI OPTN Put ($1,900, expiring 11/21/14)	(18,600)
(400)	S&P500 EMINI OPTN Put ($1,950, expiring 11/21/14)	(14,100)
(400)	S&P500 EMINI OPTN Put ($1,925, expiring 10/17/14)	(5,000)
(1,300)	SPDR S&P 500 ETF Trust Put ($185, expiring 11/22/14)	(1,885)
(2,400)	SPDR S&P 500 ETF Trust Put ($176, expiring 10/18/14)	(336)
Total Written Options (Premiums received: $(43,086))		$(47,950)

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $7,360,556.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
‡	Affiliated issuer – as defined under the Investment Company Act of 1940
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $283,597 which represents 2.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,273 which represents 0.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $195, or 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $114,119, or 1.1% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
TPT Acquisition, Inc.	10/02/2012	20	$2,329	$195	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value as of December 31, 2013	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2014
Market Vectors Gold Miners ETF(1)	$(292,723)	$35,397	$255,782	$(4,928)	$—	$(496,131)
Market Vectors Oil Services ETF(1)	—	—	139,747	—	—	(138,015)
Market Vectors Semiconductor ETF	(23,634)	88,261	60,833	(4,042)	—	—
	$(316,357)	$123,658	$456,362	$(8,970)	$—	$(634,146)

(1)	Represents short position at September 30, 2014.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	7.5%	$728,025
Consumer Staples	1.9	182,968
Energy	7.7	744,475
Financials	5.6	540,451
Health Care	2.3	222,113
Industrials	2.6	257,207
Information Technology	4.8	468,903
Materials	6.9	665,723
Telecommunication Services	1.6	151,595
Utilities	0.0	2,347
Closed-End Funds	2.8	271,886
Corporate Bonds	4.7	454,002
Exchange Traded Funds	8.0	771,633
Options Purchased	0.2	15,259
Money Market Fund	43.4	4,192,077
	100.0%	$9,668,664

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$24,383	$33,512	$—	$57,895
Banks	50,191	53,616	—	103,807
Capital Goods	165,433	—	—	165,433
Commercial & Professional Services	84,174	—	—	84,174
Consumer Durables & Apparel	43,609	—	—	43,609
Consumer Services	126,206	—	—	126,206
Diversified Financials	116,493	—	—	116,493
Energy	699,063	45,217	195	744,475
Food & Staples Retailing	78,696	—	—	78,696
Food, Beverage & Tobacco	68,060	36,212	—	104,272
Health Care Equipment & Services	105,437	—	—	105,437
Insurance	108,124	—	—	108,124
Materials	665,723	—	—	665,723
Media	295,273	—	—	295,273
Pharmaceuticals, Biotechnology	116,676	—	—	116,676
Real Estate	119,862	37,057	—	156,919
Retailing	205,042	—	—	205,042
Semiconductor	151,961	—	—	151,961
Software & Services	127,134	—	—	127,134
Technology Hardware & Equipment	151,770	36,960	1,078	189,808
Telecommunication Services	151,595	—	—	151,595
Transportation	7,600	—	—	7,600
Utilities	2,347	—	—	2,347
Real Estate Investment Trusts*	55,108	—	—	55,108
Corporate Bonds*	—	454,002	—	454,002
Closed-End Funds	271,886	—	—	271,886
Exchange Traded Funds	771,633	—	—	771,633
Options Purchased	15,259	—	—	15,259
Money Market Fund	4,192,077	—	—	4,192,077
Total	$8,970,815	$696,576	$1,273	$9,668,664

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(288,134)	$—	$—	$(288,134)
Corporate Bonds*	—	(30,450)	—	(30,450)
Exchange Traded Funds	(1,929,575)	—	—	(1,929,575)
Total	$(2,217,709)	$(30,450)	$—	$(2,248,159)
Other Financial Instruments:
Written Options	$(47,950)	$—	$—	$(47,950)

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $31,521. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Long Positions
	Energy	Technology Hardware & Equipment
Balance as of December 31, 2013	$—	$1,041
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(165)	37
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	360	—
Balance as of September 30, 2014	$195	$1,078

Transfers from Level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $9,769,153 and net unrealized depreciation aggregated $100,489 of which $279,492 related to appreciated securities and $379,981 related to depreciated securities.

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 72.7%
Argentina: 7.0%
		IRSA Inversiones y Representaciones SA
USD	19,000	8.50%, 10/09/14 (c) Reg S	$18,924
	934,000	11.50%, 07/20/20 Reg S	1,022,730
	1,882,352	YPF SA
		7.73%, 08/15/18 (f) Reg S	1,877,646
			2,919,300
Bermuda: 3.2%
	1,200,000	Inkia Energy Ltd.
		8.38%, 04/04/16 (c) Reg S	1,327,800

British Virgin Islands: 1.2%
	530,000	OAS Financial Ltd.
		8.88%, 04/25/18 (c) Reg S	496,716

Cayman Islands: 2.0%
	374,000	Minerva Overseas II Ltd.
		10.88%, 11/15/15 (c) Reg S	409,530
	426,000	Minerva Overseas Ltd.
		9.50%, 02/01/17 Reg S	453,690
			863,220
Indonesia: 3.6%
	156,000	Pelabuhan Indonesia III PT
		4.88%, 10/01/24 144A	154,635
		Pertamina Persero PT
	468,000	4.88%, 05/03/22 Reg S	469,638
	874,000	6.45%, 05/30/44 Reg S	884,925
			1,509,198
Luxembourg: 6.7%
	1,189,000	Offshore Drilling Holding SA
		8.38%, 09/20/17 (c) Reg S	1,263,313
	1,184,000	Tonon Luxembourg SA
		10.50%, 05/14/17 (c) 144A	1,145,520
	502,000	Virgolino de Oliveira Finance SA
		10.88%, 01/13/18 (c) § 144A	432,975
			2,841,808
Mexico: 4.1%
	120,000	Corp. GEO SAB de CV
		9.25%, 06/30/15 (c) (d) Reg S	12,150
	469,000	Mexichem SAB de CV
		5.88%, 09/17/44 144A	460,793
	1,062,000	Petroleos Mexicanos
		6.50%, 06/02/41	1,233,725
			1,706,668
Panama: 2.9%
	1,159,000	Avianca Holdings SA
		8.38%, 05/10/17 (c) Reg S	1,234,335
Peru: 9.3%
	1,000,000	Banco de Credito del Peru
		9.75%, 11/06/19 (c) Reg S	1,222,500
	1,430,000	Corp. Financiera de Desarrollo SA
		3.25%, 07/15/19 144A	1,430,000
	1,223,000	InRetail Shopping Malls
		6.50%, 07/09/18 (c) 144A	1,281,092
			3,933,592
Singapore: 8.9%
		Alam Synergy Pte Ltd.
	671,000	6.95%, 03/27/17 (c) Reg S	657,580
	426,000	9.00%, 01/29/17 (c) Reg S	461,145
	893,000	Marquee Land Pte Ltd.
		9.75%, 08/05/17 (c) 144A	951,045
	358,000	Modernland Overseas Pte Ltd.
		11.00%, 10/25/16 Reg S	380,375
		Theta Capital Pte Ltd.
	788,000	6.13%, 11/14/16 (c) Reg S	804,490
	454,000	7.00%, 04/11/18 (c) Reg S	472,867
			3,727,502
United States: 3.1%
	1,200,000	Rolta LLC
		10.75%, 05/16/16 (c) Reg S	1,296,000
Venezuela: 13.1%
	6,971,000	Petroleos de Venezuela SA
		8.50%, 11/02/17 Reg S	5,507,090
Vietnam: 7.6%
	3,698,000	Debt and Asset Trading Corp.
		1.00%, 10/17/14 (c) Reg S	1,959,940
		Vingroup JSC
	492,000	11.63%, 11/07/16 (c) Reg S	557,190
	608,000	11.63%, 11/07/16 (c) 144A	688,560
			3,205,690
Total Corporate Bonds (Cost: $31,163,119)			30,568,919
FOREIGN GOVERNMENT OBLIGATIONS: 21.7%
Argentina: 5.8%
		Provincia de Buenos Aires
	1,386,000	4.00%, 05/15/35 (s) Reg S	769,230
EUR	1,081,936	4.00%, 05/15/35 (s) Reg S	775,511
USD	235,000	10.88%, 01/26/21 Reg S	625,063
	310,000	11.75%, 10/05/15 Reg S	297,600
			2,467,404
Brazil: 2.6%
	1,158,000	Brazilian Government International Bond
		5.00%, 01/27/45	1,094,310
Chile: 0.6%
	296,000	Chile Government International Bond
		3.63%, 10/30/42	261,220
Colombia: 0.5%
	188,000	Colombia Government International Bond
		5.63%, 08/26/43 (c)	207,740
Dominican Republic: 2.0%
	772,000	Dominican Republic International Bond
		7.45%, 04/30/44 Reg S	833,760
Israel: 4.2%
	1,772,000	Israel Government International Bond
		4.50%, 01/30/43	1,763,140
Mexico: 4.7%
	1,915,000	Mexican Government International Bond
		5.75%, 10/12/10	1,986,812
Venezuela: 1.2%
	500,000	Venezuela Government International Bond
		8.50%, 10/08/14	494,750
Vietnam: 0.1%
	43,867	Vietnam Government International Bond
		4.00%, 11/03/14 (c) (s)	40,412
Total Foreign Government Obligations (Cost: $9,317,664)			9,149,548

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $336,537)
	336,537	AIM Treasury Portfolio - Institutional Class	336,537
Total Investments: 95.2% (Cost: $40,817,320)			40,055,004
Other assets less liabilities: 4.8%			2,018,866
NET ASSETS: 100.0%			$42,073,870

EUR	Euro
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
§	Illiquid Security — the aggregate value of illiquid securities is $432,975 which represents 1.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,544,620, or 15.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.2%	$460,793
Consumer, Cyclical	4.2	1,688,025
Consumer, Non-cyclical	5.0	1,988,025
Diversified	3.2	1,281,092
Energy	31.4	12,564,137
Financial	23.7	9,508,621
Government	22.8	9,149,548
Industrial	4.5	1,782,226
Technology	3.2	1,296,000
Money Market Fund	0.8	336,537
	100.0%	$40,055,004

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$30,568,919	$—	$30,568,919
Foreign Government Obligations*	—	9,149,548	—	9,149,548
Money Market Fund	336,537	—	—	336,537
Total	$336,537	$39,718,467	$—	$40,055,004

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedule of Investments

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2014 was $40,848,608 and net unrealized depreciation aggregated $793,604 of which $455,829 related to appreciated securities and $1,249,433 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Trust

Date: November 25, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: November 25, 2014